Hoya Capital High Dividend Yield ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 89.6%	Shares	Value
Dividend Champions - 15.7%
Apple Hospitality REIT, Inc.	86,286	$1,390,067
BXP, Inc.	20,927	1,715,805
Crown Castle, Inc.	12,745	1,354,156
Equity Residential	18,956	1,453,167
Extra Space Storage, Inc.	8,709	1,488,891
Gaming and Leisure Properties, Inc.	28,015	1,445,854
Healthpeak Properties, Inc.	65,463	1,439,531
Realty Income Corporation	23,926	1,385,076
Simon Property Group, Inc.	8,273	1,518,923
WP Carey, Inc.	21,847	1,246,590
		14,438,060

Large-Cap REITs - 15.2%
AGNC Investment Corporation	129,788	1,253,752
Annaly Capital Management, Inc.	64,089	1,277,294
Blackstone Mortgage Trust, Inc. - Class A	57,714	1,109,263
Healthcare Realty Trust, Inc.	79,899	1,463,750
Kilroy Realty Corporation	38,424	1,595,749
National Storage Affiliates Trust	34,842	1,571,374
Omega Healthcare Investors, Inc.	39,590	1,607,750
Rithm Capital Corporation	113,372	1,275,435
Starwood Property Trust, Inc.	65,890	1,342,179
VICI Properties, Inc.	44,188	1,440,971
		13,937,517

Mid-Cap REITs – 29.3%(a)
Alexander's, Inc.	4,649	1,039,563
Arbor Realty Trust, Inc.	74,815	1,097,536
BrightSpire Capital, Inc.	164,002	1,039,773
Broadstone Net Lease, Inc.	66,259	1,160,195
Claros Mortgage Trust, Inc.	137,620	934,440
Easterly Government Properties, Inc.	85,748	1,056,415
Ellington Financial, Inc.	83,294	1,029,514
EPR Properties	24,632	1,117,554
Franklin BSP Realty Trust, Inc.	79,119	1,034,877
Global Net Lease, Inc.	134,558	997,075
Highwoods Properties, Inc.	39,188	1,272,042
Innovative Industrial Properties, Inc.	9,006	981,834
Ladder Capital Corporation	90,750	1,076,295
LTC Properties, Inc.	29,085	1,122,390
Medical Properties Trust, Inc.	198,573	871,735
MFA Financial, Inc.	93,559	1,039,440
NNN REIT, Inc.	30,157	1,326,305
Outfront Media, Inc.	70,009	1,344,873
PennyMac Mortgage Investment Trust	73,577	999,911
Ready Capital Corporation	119,811	883,007
Sabra Health Care REIT, Inc.	69,253	1,297,109
Service Properties Trust	179,536	499,110
Two Harbors Investment Corporation	79,461	933,667
Uniti Group, Inc.	308,892	1,825,552
		26,890,551

Small-Cap REITs - 29.4%(a)
Advanced Flower Capital, Inc.	80,047	778,857
Ares Commercial Real Estate Corporation	152,785	1,103,108
Armada Hoffler Properties, Inc.	88,315	975,881
ARMOUR Residential REIT, Inc.	52,703	997,141
Brandywine Realty Trust	216,573	1,212,809
Cherry Hill Mortgage Investment Corporation	271,867	753,071
Chimera Investment Corporation	85,385	1,267,113
City Office REIT, Inc.	209,766	1,216,643
Clipper Realty, Inc.	261,322	1,322,289
Community Healthcare Trust, Inc.	44,142	834,284
CTO Realty Growth, Inc.	57,241	1,168,289
Dynex Capital, Inc.	81,905	1,027,908
Gladstone Commercial Corporation	70,585	1,243,002
Global Medical REIT, Inc.	112,352	998,809
Granite Point Mortgage Trust, Inc.	325,966	1,157,179
Invesco Mortgage Capital, Inc.	109,399	913,482
KKR Real Estate Finance Trust, Inc.	104,702	1,217,684
Nexpoint Real Estate Finance, Inc.	71,519	1,270,893
One Liberty Properties, Inc.	43,300	1,302,031
Orchid Island Capital, Inc.	116,662	908,797
Orion Office REIT, Inc.	283,497	1,199,192
Postal Realty Trust, Inc. - Class A	74,945	1,061,971
Sachem Capital Corporation	326,982	516,631
Sunrise Realty Trust, Inc.	25,957	403,112
TPG RE Finance Trust, Inc.	119,286	1,089,081
Universal Health Realty Income Trust	26,690	1,126,051
		27,065,308
TOTAL COMMON STOCKS (Cost $82,007,821)		82,331,436

PREFERRED STOCKS - 9.6%	Shares	Value
Preferreds Issued by U.S. REITs - 9.6%
AGNC Investment Corporation	–	$–
Series C, 10.03% (3 mo. Term SOFR + 5.37%), Perpetual	10,647	272,457
Series D, 9.25% (3 mo. Term SOFR + 4.59%), Perpetual	11,059	281,562
Annaly Capital Management, Inc.	–	$–
Series F, 9.75% (3 mo. Term SOFR + 5.25%), Perpetual	10,693	275,986
Series G, 8.93% (3 mo. Term SOFR + 4.43%), Perpetual	10,752	273,638
Arbor Realty Trust, Inc. Series D, 6.38%, Perpetual	15,301	293,779
ARMOUR Residential REIT, Inc. Series C, 7.00%, Perpetual	13,280	300,128
Chimera Investment Corporation	–	$–
Series B, 10.66% (3 mo. Term SOFR + 6.05%), Perpetual	11,114	280,406
Series C, 7.75% to 9/30/2025 then 3 mo. LIBOR US + 4.74%, Perpetual (b)	12,416	292,769
Series D, 10.20% (3 mo. Term SOFR + 5.60%), Perpetual	11,159	281,207
DiamondRock Hospitality Company 8.25%, Perpetual	10,621	278,907
Global Net Lease, Inc.	–	$–
Series A, 7.25%, Perpetual	13,596	315,427
Series B, 6.88%, Perpetual	14,176	313,998
Series D, 7.50%, Perpetual	13,245	314,834
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	17,175	311,383
Hudson Pacific Properties, Inc. Series C, 4.75%, Perpetual	19,726	280,701
Invesco Mortgage Capital, Inc., Series C, 7.50% to 09/27/2027 then 3 mo. LIBOR US + 5.29%, Perpetual (b)	12,031	301,858
KKR Real Estate Finance Trust, Inc. Series A, 6.50%, Perpetual	14,508	298,139
MFA Financial, Inc. Series B, 7.50%, Perpetual	13,260	307,102
New York Mortgage Trust, Inc.	–	$–
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual (b)	13,226	304,198
Series E, 7.88% to 1/15/2025 then 3 mo. LIBOR US + 6.43%, Perpetual (b)	11,541	290,141
PennyMac Mortgage Investment Trust	–	$–
Series B, 8.00%, Perpetual	11,561	285,904
Series C, 6.75%, Perpetual	14,153	284,900
Rithm Capital Corporation, Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	12,017	287,327
RLJ Lodging Trust Series A, 1.95%, Perpetual	11,204	283,797
SL Green Realty Corporation Series I, 6.50%, Perpetual	12,329	300,088
Summit Hotel Properties, Inc. Series E, 6.25%, Perpetual	13,093	271,942
Two Harbors Investment Corporation	–	$–
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual (b)	12,110	283,374
Series C, 7.25% to 1/27/2025 then 3 mo. LIBOR US + 5.01%, Perpetual (b)	11,571	288,696
Vornado Realty Trust	–	$–
Series M, 5.25%, Perpetual	18,155	327,335
Series N, 5.25%, Perpetual	17,996	324,828
TOTAL PREFERRED STOCKS (Cost $7,916,590)		8,806,811

SHORT-TERM INVESTMENTS - 0.7%		Value
Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.56% (c)	603,044	603,044
TOTAL SHORT-TERM INVESTMENTS (Cost $603,044)		603,044

TOTAL INVESTMENTS - 99.9% (Cost $90,527,455)		91,741,291
Other Assets in Excess of Liabilities - 0.1%		121,487
TOTAL NET ASSETS - 100.0%		$91,862,778
two		–%
Percentages are stated as a percent of net assets.		–%
The Fund’s security classifications are defined by the Fund’s Adviser.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Hoya Capital High Dividend Yield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$82,331,436	$–	$–	$82,331,436
Preferred Stocks	8,806,811	–	–	8,806,811
Money Market Funds	603,044	–	–	603,044
Total Investments	$91,741,291	$–	$–	$91,741,291

Refer to the Schedule of Investments for further disaggregation of investment categories.